Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Derivative Assets at Fair Value

	Convertible notes	Broker warrants	Total
Derivative liabilities as at December 31, 2015	$ 480,952	$ 80,268	$ 561,220
Derivative fair value at issuance	882,945	-	882,945
Transferred to equity upon conversion of notes (Notes 6 and 8)	(1,538,934)	-	(1,538,934)
Change in fair value of derivatives	1,209,097	(1,038)	1,208,059
Derivative liabilities as at September 30, 2016	$ 1,034,060	$ 79,230	$ 1,113,290

	Convertible notes	Broker warrants	Total
	$	$	$
Derivative fair value at issuance	479,479	85,767	565,246
Change in fair value of derivatives during the year	1,473	(5,499)	(4,026)
Derivative liabilities as at December 31, 2015	480,952	80,268	561,220